UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2003
                                                          ------------------

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


--------------------------------------------------------------------------------
Institutional Investment Manager Filing this Report:
Name:     The Baupost Group, L.L.C.
Address:  10 St. James Avenue, Suite 2000
          Boston, MA 02116
--------------------------------------------------------------------------------


13F File Number: 28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name: Paul C. Gannon
Title: Chief Financial Officer
Phone: 617-210-8360

Signature,Place and Date of Signing

/s/ Paul C. Gannon             Boston, Massachusetts       October 14, 2003
----------------------         ---------------------       ----------------



Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0
                                    -
Form 13F Information Table Entry Total:  20
                                         --
Form 13F Information Table Value Total: $166,397 (x 1000)
                                        -----------------


List of Other Included Managers:
NONE

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                          ITEM 2    ITEM 3      ITEM 4          ITEM 5             ITEM 6      ITEM 7            ITEM 8
------                         -------    ------     -------    -------------------    ----------   --------     -------------------

                               TITLE OF   CUSIP       VALUE      SHARES/   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS     NUMBER     (x$1000)    PRN AMT   PRN   CAL    DISCRETION   MANAGERS    SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY ENERGY INC             COM      017361106   34,366    3,760,000  SH              SOLE        N/A         X
ARENA PHARMACEUTICALS INC        COM      040047102    9,000    1,250,000  SH              SOLE        N/A         X
BANK UTD CORP LITIGATN CONT     RIGHT     065416117       92    1,847,500  SH              SOLE        N/A         X
                              99/99/9999
CATALYTICA ENERGY SYS INC        COM      148884109    7,942    2,443,815  SH              SOLE        N/A         X
CITIBANK WEST FSB SAN FRAN C     CONT     17306J202    1,689    1,941,200  SH              SOLE        N/A         X
                               LITIG REC
CITIBANK WEST FSB SAN FRAN C   2ND CONT   17306J301    350      1,842,000  SH              SOLE        N/A         X
                                 LITIG
CITIGROUP INC                   *W EXP    172967127    4,652    4,307,621  SH              SOLE        N/A         X
                               99/99/999
DIME BANCORP INC NEW            *W EXP    25429Q110    2,205   13,783,218  SH              SOLE        N/A         X
                               99/99/999
HUTTIG BLDG PRODS INC            COM      448451104    4,755    1,754,600  SH              SOLE        N/A         X
NATUS MEDICAL INC DEL            COM      639050103    4,489      997,500  SH              SOLE        N/A         X
OCTEL CORP                       COM      675727101    6,875      395,100  SH              SOLE        N/A         X
OMNOVA SOLUTIONS INC             COM      682129101   14,170    4,037,060  SH              SOLE        N/A         X
PARAMETRIC TECHNOLOGY CORP       COM      699173100   14,805    4,700,000  SH              SOLE        N/A         X
POLYONE CORP                     COM      73179P106    9,151    2,328,600  SH              SOLE        N/A         X
RADVISION LTD                    ORD      M81869105   28,215    3,399,375  SH              SOLE        N/A         X
RYERSON TULL INC NEW             COM      78375P107    7,758      994,600  SH              SOLE        N/A         X
SELECTICA INC                    COM      816288104    5,819    1,225,000  SH              SOLE        N/A         X
SOUTHERN BANC INC                COM      842233108      336       20,500  SH              SOLE        N/A         X
UGC EUROPE INC                   COM      90268P102    3,736       71,260  SH              SOLE        N/A         X
UNITEDGLOBALCOM                  CL A     913247508    5,992      980,700  SH              SOLE        N/A         X
